Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
176,462	Schwab U.S. TIPS ETF	$9,460,128	3.0
45,935	Vanguard Value ETF	6,344,083	2.0

	Total Exchange-Traded Funds
	(Cost $15,942,720)	15,804,211	5.0

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 95.0%
879,835	Voya International Index Portfolio - Class I	9,458,224	3.0
4,069,665	Voya Short Term Bond Fund - Class R6	37,807,189	12.0
20,371,887	Voya U.S. Bond Index Portfolio - Class I	189,662,272	59.9
3,755,119	Voya U.S. Stock Index Portfolio - Class I	63,649,273	20.1

	Total Mutual Funds
	(Cost $291,916,469)	300,576,958	95.0

	Total Investments in Securities (Cost $307,859,189)	$316,381,169	100.0
	Liabilities in Excess of Other Assets	(10,183)	–
	Net Assets	$316,370,986	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,804,211	$–	$–	$15,804,211
Mutual Funds	300,576,958	–	–	300,576,958
Total Investments, at fair value	$316,381,169	$–	$–	$316,381,169

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya International Index Portfolio - Class I	$9,647,846	$34,770	$(947,522)	$723,130	$9,458,224	$-	$70,722	$-
Voya Short Term Bond Fund - Class R6	38,605,323	1,284,509	(2,602,013)	519,370	37,807,189	316,584	(190,725)	-
Voya U.S. Bond Index Portfolio - Class I	191,219,918	4,802,148	(11,491,735)	5,131,941	189,662,272	1,685,306	(1,410,947)	-
Voya U.S. Stock Index Portfolio - Class I	61,884,890	3,043,605	(5,635,287)	4,356,065	63,649,273	-	241,242	-
	$301,357,977	$9,165,032	$(20,676,557)	$10,730,506	$300,576,958	$2,001,890	$(1,289,708)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $314,009,814.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,922,525
Gross Unrealized Depreciation	(28,551,170)
Net Unrealized Appreciation	$2,371,355